Organization and Description of Business	3 Months Ended	8 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Organization and Description of Business [Abstract]
Organization and Description of Business

Note 1 - Organization and Description of Business

ReAlpha Tech Corp. and Subsidiaries (“we,” “us,” “our,” the “Company” or the “Registrant”) were initially incorporated with the name reAlpha Asset Management, Inc. in the State of Delaware on April 22, 2021. Initially, our asset-heavy operational model centered on using proprietary AI tools for real estate acquisition, converting properties into short-term rentals, and offering fractional interests to investors. However, due to current macroeconomic challenges like higher interest rates and inflated property prices, we’ve suspended real estate acquisition operations. Our new focus is on advancing and refining our AI technologies for commercial applications to generate revenue.

Transactions between entities under common control are accounted for in a manner similar to the pooling of-interest method. Thus, the financial statements of the commonly controlled entities would be consolidated, retrospectively, as if the transaction had occurred at the beginning of the period. As a result, the assets and liabilities and the historical operations reflected in the Company’s financial statements are those of reAlpha Tech Corp and subsidiaries and reAlpha Asset Management, Inc. recorded at historical cost basis. The historical shareholders’ equity of the accounting acquirer prior to the merger is retroactively reclassified for the equivalent number of shares received in the merger after giving effect to any difference in par value of the company’s and the accounting acquirer’s stock by an offset in paid in capital.

The Company’s head office is located at 6515 Longshore Loop, Suite 100 — Dublin, OH 43017.

Note 1 - Organization and Description of Business

ReAlpha Tech Corp. and Subsidiaries (“we,” “us,” “our,” the “Company” or the “Registrant”) were initially incorporated with the name reAlpha Asset Management, Inc. in the State of Delaware on April 22, 2021. Initially, our asset-heavy operational model centered on using proprietary AI tools for real estate acquisition, converting properties into short-term rentals, and offering fractional interests to investors. However, due to current macroeconomic challenges like higher interest rates and inflated property prices, we’ve suspended real estate acquisition operations. Our new focus is on advancing and refining our AI technologies for commercial applications to generate revenue.

On March 21, 2023, reAlpha Tech Corp (the Parent) merged with reAlpha Asset Management, Inc. (the Subsidiary) in a short-form merger in accordance with Section 253 of the Delaware General Corporate Law (“DGCL”) (the “Downstream Merger”), resulting in reAlpha Asset Management, Inc. becoming the surviving corporation and gaining access to reAlpha Tech Corp.’s technology and intellectual property. Prior to the merger, the Parent owned over 90% of the Subsidiary’s shares. The merger enables reAlpha Asset Management, Inc. to provide customers with a broader range of AI (Artificial Intelligence) solutions for various industries. Following the merger, reAlpha Asset Management, Inc. changed its name to reAlpha Tech Corp. As the former reAlpha Tech Corp shareholders owned a majority of the common stock of reAlpha Asset Management, Inc. the Downstream Merger is deemed a common control transaction.

Transactions between entities under common control are accounted for in a manner similar to the pooling of-interest method. Thus, the financial statements of the commonly controlled entities would be consolidated, retrospectively, as if the transaction had occurred at the beginning of the period. As a result, the assets and liabilities and the historical operations reflected in the Company’s financial statements are those of reAlpha Tech Corp and subsidiaries and reAlpha Asset Management, Inc. recorded at historical cost basis. The historical shareholders’ equity of the accounting acquirer prior to the merger is retroactively reclassified for the equivalent number of shares received in the merger after giving effect to any difference in par value of the company’s and the accounting acquirer’s stock by an offset in paid in capital.

On March 24, 2023, the Company acquired Roost Enterprises, Inc. (“Rhove”), a leading provider of real estate technology solutions. The Rhove acquisition includes technology developed for the purpose of syndicating real estate properties for investment by retail and institutional investors (the “Syndication Platform”). Pursuant to the Stock Purchase Agreement entered into in connection with the Rhove acquisition (the “Stock Purchase Agreement”) among the Company, Rhove and certain investor sellers in Rhove (the “Sellers”), we acquired all the intellectual property related to the Syndication Platform and other related intangible property and proprietary information of Rhove.

The Company’s head office is located at 6515 Longshore Loop, Suite 100 — Dublin, OH 43017. On December 12, 2023, the Company’s board of directors approved a change in the Company’s fiscal year end from April 30 of each year to December 31 of each year, effective as of December 31, 2023. Accordingly, the Company is issuing audited financial statements in connection with the preparation of the Company’s Annual Report on Form 10-KT for the eight-month transition period from May 1, 2023 to December 31, 2023 and calendar year financial statements thereafter.